VY Templeton Foreign Equity Portfolio
VY Templeton Foreign Equity Portfolio (formerly, ING Templeton Foreign Equity Portfolio)
INVESTMENT OBJECTIVE
The Portfolio seeks long-term capital growth.
FEES AND EXPENSES OF THE PORTFOLIO
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses VY Templeton Foreign Equity Portfolio		Class ADV	Class I	Class S	Class S2
Management Fees		0.77%	0.77%	0.77%	0.77%
Distribution and/or Shareholder Services (12b-1) Fees		0.50%	none	0.25%	0.50%
Administrative Services Fees		0.10%	0.10%	0.10%	0.10%
Other Expenses		0.07%	0.07%	0.07%	0.07%
Total Annual Portfolio Operating Expenses		1.44%	0.94%	1.19%	1.44%
Waivers and Reimbursements	[1]	(0.02%)	(0.02%)	(0.02%)	(0.12%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements		1.42%	0.92%	1.17%	1.32%
[1]	The adviser is contractually obligated to limit expenses to 1.48%, 0.98%, 1.23%, and 1.38% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2015. The obligation will automatically renew for one-year terms unless: (i) the adviser provides 90 days written notice of its termination and such termination is approved by the Portfolio's board; or (ii) the management agreement has been terminated. The obligation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.42%, 0.92%, 1.17%, and 1.32% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2015. The obligation is not subject to possible recoupment by the adviser. These obligations do not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The distributor is contractually obligated to waive 0.10% of the distribution fee for Class S2 shares through May 1, 2015. The distribution fee waiver will renew if the distributor elects to renew it. Notwithstanding the foregoing, termination or modification of these obligations requires approval by the Portfolio's board.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example VY Templeton Foreign Equity Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	145	454	785	1,722
Class I	94	298	518	1,153
Class S	119	376	652	1,441
Class S2	134	444	775	1,714

Expense Example, No Redemption VY Templeton Foreign Equity Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	145	454	785	1,722
Class I	94	298	518	1,153
Class S	119	376	652	1,441
Class S2	134	444	775	1,714

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 12% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in foreign (non-U.S.) equity securities, including countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this non-fundamental investment policy. Equity securities include common stocks, preferred stocks, and convertible securities. Convertible securities are debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances.

The Portfolio also invests in depositary receipts. The Portfolio, from time to time, may have significant investments in one or more countries or in particular sectors, such as financial institutions or industrial companies.

The Portfolio may use certain derivative strategies, which would include futures and equity linked notes, seeking to protect its assets, implement a cash or tax management strategy, or enhance its returns.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

When choosing equity investments for the Portfolio, the sub-adviser ("Sub-Adviser") applies a "bottom up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the Sub-Adviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The Sub-Adviser also considers a company's price/earnings ratio, profit margins and liquidation value.

In selecting securities for the Portfolio, the Sub-Adviser attempts to identify those companies that offer above-average opportunities for capital appreciation in various countries and industries where economic and political factors, including currency movements, are favorable to capital growth.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.
PRINCIPAL RISKS
You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company    The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities    Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit    Prices of bonds and other debt instruments can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency    To the extent that the Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments    Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.

Focused Investing    To the extent that the Portfolio invests a substantial portion of its assets in a particular industry, sector, market segment, or geographical area, its investments will be sensitive to developments in that industry, sector, market segment, or geographical area. The Portfolio assumes the risk that changing economic conditions; changing political or regulatory conditions; or natural and other disasters affecting the particular industry, sector, market segment, or geographical area in which the Portfolio focuses its investments could have a significant impact on its investment performance and could ultimately cause the Portfolio to underperform, or be more volatile than, other funds that invest more broadly.

Foreign Investments/Developing and Emerging Markets    Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate    With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed increases. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, which may increase the Portfolio's exposure to risks associated with rising interest rates. Rising interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For fixed-income securities, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio investments, adversely affect values, and increase a Portfolio's costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed income markets.

Liquidity    If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market    Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Portfolio costs and impair the ability of the Portfolio to achieve its investment objectives.

Market Capitalization    Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies    The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending    Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
PERFORMANCE INFORMATION
The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class ADV shares. Other class shares' performance would be higher than Class ADV shares' performance because of the higher expenses paid by Class ADV shares. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Calendar Year Total Returns Class ADV (as of December 31 of each year)

Best quarter: 2nd, 2009, 25.78% and Worst quarter: 3rd, 2011, -21.39%
Average Annual Total Returns% (for the periods ended December 31, 2013)
Average Annual Total Returns VY Templeton Foreign Equity Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class ADV		19.68%	12.15%		2.85%	Dec. 20, 2006
Class ADV MSCI ACW Index℠ Ex–U.S.	[1]	15.29%	12.81%		2.25%
Class ADV MSCI EAFE® Index	[1]	22.78%	12.44%		1.83%
Class I		20.28%	12.72%		5.35%	Jan. 03, 2006
Class I MSCI ACW Index℠ Ex–U.S.	[1]	15.29%	12.81%		4.67%
Class I MSCI EAFE® Index	[1]	22.78%	12.44%		4.30%
Class S		20.05%	12.47%		5.07%	Jan. 12, 2006
Class S MSCI ACW Index℠ Ex–U.S.	[1]	15.29%	12.81%		4.30%
Class S MSCI EAFE® Index	[1]	22.78%	12.44%		3.94%
Class S2		19.88%			17.92%	Feb. 27, 2009
Class S2 MSCI ACW Index℠ Ex–U.S.	[1]	15.29%			17.84%
Class S2 MSCI EAFE® Index	[1]	22.78%			17.94%
[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.